Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001958713
Document Type	6-K/A
Entity File Number	333-268865
Entity Registrant Name	NFT Limited
Amendment Description	This Amendment No. 1 to the Report of Foreign Private Issuer on Form 6-K originally furnished to the U.S. Securities and Exchange Commission on September 26, 2025 (the “Original Report”) is being furnished solely to include the previously omitted notes to the Company’s unaudited condensed consolidated financial statements for the six months ended June 30, 2025 and 2024.In the Original Report, the Company furnished its unaudited condensed consolidated financial statements for the six months ended June 30, 2025 and 2024; The Company intends to include additional footnotes to provide further clarity and enhanced disclosures. This Amendment No. 1 furnishes the unaudited condensed consolidated financial statements together with the related footnotes as Exhibit 99.1 and furnishes Management’s Discussion and Analysis of Financial Condition and Results of Operations for the six months ended June 30, 2025 as Exhibit 99.2.Except as described above, this Amendment No. 1 does not amend, update or otherwise modify any information contained in the Original Report.
Amendment Flag	true
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31